Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Apr. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on dispositions, net of tax	$ 48,615
GP Net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of stock, ownership percentage		54.00%
TSYS Japan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of stock, ownership percentage		100.00%